UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07083

Name of Fund: BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Arizona — 133.3%
Corporate — 9.3%
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$4,350	$4,833,198
Pima County IDA, RB, Tucson Electric Power, Series A, 5.25%, 10/01/40	1,000	1,092,580
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	500	532,135

		6,457,913

County/City/Special District/School District — 41.7%
City of Glendale Arizona, RB (NPFGC), 5.00%, 7/01/25	1,000	1,150,660
City of Tucson Arizona, COP (AGC), 5.00%, 7/01/29	1,000	1,125,140
County of Pinal Arizona, COP:
5.00%, 12/01/26	1,250	1,312,050
5.00%, 12/01/29	1,250	1,306,025
Gilbert Public Facilities Municipal Property Corp. Arizona, RB, 5.50%, 7/01/27	2,000	2,315,700
Gladden Farms Community Facilities District, GO, 5.50%, 7/15/31	750	770,648
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 8/01/31	1,155	1,264,425
Marana Municipal Property Corp., RB, Series A, 5.00%, 7/01/28	2,500	2,742,275
Maricopa County Community College District Arizona, GO, Series C, 3.00%, 7/01/22	1,000	1,072,460
Maricopa County Public Finance Corp., RB, Series A (AMBAC), 5.00%, 7/01/24	1,000	1,149,570
Maricopa County Unified School District No. 89-Dysart Arizona, GO, School Improvement Project of 2006, Series C, 6.00%, 7/01/28	1,000	1,164,850
Mohave County Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	1,000	1,209,940
Phoenix Civic Improvement Corp., RB, Subordinate, Civic Plaza Expansion Project, Series A (NPFGC), 5.00%, 7/01/35	3,325	3,596,220
Phoenix Mesa Airport Authority, RB, Mesa Project, AMT, 5.00%, 7/01/38	3,600	3,803,220
Scottsdale Municipal Property Corp. Arizona, RB, Water & Sewer Development Project, Series A, 5.00%, 7/01/24	1,500	1,787,715

	Par (000)	Value
Municipal Bonds
Arizona (continued)
County/City/Special District/School District (concluded)
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	$1,275	$1,278,697
5.75%, 7/15/24	750	796,943
Yuma County Library District, GO (Syncora), 5.00%, 7/01/26	1,000	1,133,240

		28,979,778

Education — 14.6%
Arizona Board of Regents, Refunding, COP, University of Arizona, Series C, 5.00%, 6/01/31	2,000	2,287,940
Arizona State University, RB, Series 2008-C:
6.00%, 7/01/25	970	1,157,074
6.00%, 7/01/26	745	886,937
6.00%, 7/01/27	425	504,110
6.00%, 7/01/28	400	473,760
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.63%, 7/01/20	700	571,536
Phoenix IDA Arizona, ERB, Great Hearts Academies Project, 6.30%, 7/01/42	500	540,330
Pima County IDA, RB, Arizona Charter Schools Project:
Series A, 6.75%, 7/01/21	395	395,751
Series C, 6.70%, 7/01/21	700	701,211
Series C, 6.75%, 7/01/31	980	981,186
Pima County IDA, Refunding RB, Arizona Charter Schools Project, Series O, 5.00%, 7/01/26	995	951,250
University of Arizona, COP, University of Arizona Projects, Series B (AMBAC), 5.00%, 6/01/13 (a)	650	667,361

		10,118,446

Health — 20.6%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 3/01/41	500	544,725
Arizona Health Facilities Authority, Refunding RB:
Banner Health, Series D, 6.00%, 1/01/13 (a)	1,500	1,512,120
Banner Health, Series D, 5.50%, 1/01/38	2,300	2,558,083
Phoenix Children's Hospital, Series A, 5.00%, 2/01/42	1,000	1,070,230

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2012 1

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Arizona (continued)
Health (concluded)
Maricopa County IDA Arizona, Refunding RB:
Catholic Healthcare West, Series A, 5.50%, 7/01/26	$1,850	$1,957,762
Catholic Healthcare West, Series A, 6.00%, 7/01/39	170	195,830
Samaritan Health Services, Series A (NPFGC), 7.00%, 12/01/16 (b)	1,000	1,159,000
Tempe IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	541,930
University Medical Center Corp. Arizona, RB, 6.50%, 7/01/39	500	581,690
University Medical Center Corp. Arizona, Refunding RB, 6.00%, 7/01/39	1,000	1,161,900
Yavapai County IDA Arizona, RB, Yavapai Regional Medical Center, Series A, 6.00%, 8/01/33	1,800	1,862,874
Yavapai County IDA Arizona, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,186,910

		14,333,054

Housing — 1.7%
Maricopa County & Phoenix IDA, Refunding RB, AMT (Ginnie Mae), S/F:
Series A-1, 5.75%, 5/01/40	140	151,616
Series A-2, 5.80%, 7/01/40	155	159,727
Maricopa County IDA Arizona, RB, Series 3-B, AMT (Ginnie Mae), 5.25%, 8/01/38	337	359,068
Phoenix & Pima County IDA, RB, Series 1A, AMT (Ginnie Mae), 5.65%, 7/01/39	116	123,085
Phoenix & Pima County IDA, Refunding RB, Series 2007-1, AMT (Ginnie Mae), 5.25%, 8/01/38	172	179,782
Phoenix IDA Arizona, Refunding RB, Series 2007-2, AMT (Ginnie Mae), 5.50%, 8/01/38	205	217,164

		1,190,442

State — 23.6%
Arizona School Facilities Board, COP:
5.13%, 9/01/21	1,000	1,143,760
5.75%, 9/01/22	2,000	2,340,040
Arizona Sports & Tourism Authority, Refunding RB, Multipurpose Stadium Facility Project, Series A, 5.00%, 7/01/36	3,000	3,316,950
Arizona State Transportation Board, RB, Series B, 5.00%, 7/01/30	4,000	4,568,320

	Par (000)	Value
Municipal Bonds
Arizona (concluded)
State (concluded)
Greater Arizona Development Authority, RB, Series B (NPFGC):
5.00%, 8/01/30	$1,600	$1,726,432
5.00%, 8/01/35	1,000	1,076,620
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 7/01/29	1,930	2,190,492

		16,362,614

Transportation — 6.4%
Phoenix Civic Improvement Corp., RB, Senior Lien:
Series A, 5.00%, 7/01/33	1,000	1,112,840
Series B, AMT (NPFGC), 5.75%, 7/01/17	1,000	1,003,420
Series B, AMT (NPFGC), 5.25%, 7/01/27	450	450,697
Series B, AMT (NPFGC), 5.25%, 7/01/32	755	756,027
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, Series A, 5.00%, 7/01/40	1,000	1,107,850

		4,430,834

Utilities — 15.4%
Gilbert Water Resource Municipal Property Corp., RB, Subordinate Lien (NPFGC), 5.00%, 10/01/29	900	978,687
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/22	2,000	2,437,800
Pima County Arizona, RB, Series B, 5.00%, 7/01/26	1,000	1,170,320
Pinal County Electric District No 3, Refunding RB, 5.25%, 7/01/36	2,500	2,810,575
Pinal County IDA Arizona, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	504,115
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/24	1,000	1,176,080
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/35	1,500	1,652,430

		10,730,007

Total Municipal Bonds in Arizona		92,603,088

Guam — 2.0%
State — 1.5%
Government of Guam Business Privilege Tax Revenue, RB, Series A, 5.13%, 1/01/42	800	889,872

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2012 2

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Guam (concluded)
State (concluded)
Territory of Guam, RB, Series B-1, 5.00%, 1/01/37	$145	$160,128

		1,050,000

Utilities — 0.5%
Guam Power Authority, Refunding RB, Series A (AGM):
5.00%, 10/01/26	120	136,587
5.00%, 10/01/27	145	164,321

		300,908

Total Municipal Bonds in Guam		1,350,908

Puerto Rico — 7.4%
State — 7.4%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	700	763,273
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	1,500	1,733,760
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.58%, 8/01/41 (c)	9,530	1,956,985
First Sub-Series C, 6.00%, 8/01/39	600	671,610

Total Municipal Bonds in Puerto Rico		5,125,628

Total Municipal Bonds – 142.7%		99,079,624

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Arizona — 11.1%
Utilities — 11.1%
City of Mesa Arizona, RB, 5.00%, 7/01/35	3,000	3,440,010
Phoenix Arizona Civic Improvement Corp., RB, 5.00%, 7/01/34	3,000	3,518,340
Salt River Project Agricultural Improvement & Power District, RB, 5.00%, 1/01/38	660	750,802

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 11.1%		7,709,152

Total Long-Term Investments (Cost – $97,879,287) – 153.8%		106,788,776

	Shares	Value

Short-Term Securities

FFI Institutional Tax-Exempt Fund, 0.04% (e)(f)	1,881,549	$1,881,549

Total Short-Term Securities (Cost – $1,881,549) – 2.7%		1,881,549

Total Investments (Cost - $99,760,836*) – 156.5%		108,670,325
Other Assets Less Liabilities – 2.0%		1,417,134
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (4.8)%		(3,331,925)
VRDP Shares, at Liquidation Value – (53.7)%		(37,300,000)

Net Assets Applicable to Common Shares – 100.0%		$69,455,534

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$96,416,233

Gross unrealized appreciation	$9,098,369
Gross unrealized depreciation	(174,277)

Net unrealized appreciation	$8,924,092

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security is collateralized by Municipal or US Treasury obligations.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(e)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
FFI Institutional Tax-Exempt Fund	1,351,621	529,928	1,881,549	$51

(f)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2012 3

Schedule of Investments (concluded)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
ERB	Education Revenue Bonds
Ginnie Mae	Government National Mortgage Obligation
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$106,788,776	—	$106,788,776
Short-Term Securities	$1,881,549	—	—	1,881,549
Total	$1,881,549	$106,788,776	—	$108,670,325

[1]	See above Schedule of Investments for values in each sector.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(3,330,000)	—	$(3,330,000)
VRDP Shares	—	(37,300,000)	—	(37,300,000)
Total	—	$(40,630,000)	—	$(40,630,000)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK MUNIYIELD ARIZONA FUND, INC.	OCTOBER 31, 2012 4

Item 2 –  Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Arizona Fund, Inc.

Date: December 21, 2012